UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Taconic Capital Advisors LP
Address: 450 Park Avenue, 9th Floor
         New York, NY  10022

13F File Number:  028-12492

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Alyssa Yavner
Title:     Chief Financial Officer
Phone:     (212) 209-3100

Signature, Place, and Date of Signing:

  /s/ Alyssa Yavner     New York, NY     August 08, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    41

Form 13F Information Table Value Total:    $2,448,291 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   028-12491                     Taconic Capital Advisors UK LLP

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCOA INC                      NOTE 5.250% 3/1  013817AT8    10187  6800000 PRN      DEFINED 01                  0        0  6800000
AMERICAN INTL GROUP INC        COM NEW          026874784    80225  2500000 SH       DEFINED 01            2500000        0        0
ASIAINFO-LINKAGE INC           COM              04518A104    11790  1000000 SH       DEFINED 01            1000000        0        0
ASSURED GUARANTY LTD           COM              G0585R106    12690   900000 SH       DEFINED 01             900000        0        0
BP PLC                         SPONSORED ADR    055622104   395265  9750000 SH       DEFINED 01            9750000        0        0
CA INC                         COM              12673P105   301768 11139447 SH       DEFINED 01           11139447        0        0
CIT GROUP INC                  COM NEW          125581801   125631  3525000 SH       DEFINED 01            3525000        0        0
CITIGROUP INC                  *W EXP 01/04/201 172967226      216   696773 SH       DEFINED 01             696773        0        0
COCA COLA ENTERPRISES INC NE   COM              19122T109     9253   330000 SH       DEFINED 01             330000        0        0
CORRECTIONS CORP AMER NEW      COM NEW          22025Y407    16198   550000 SH       DEFINED 01             550000        0        0
ELLINGTON FINANCIAL LLC        COM              288522303     5600   264646 SH       DEFINED 01             264646        0        0
EXPRESS SCRIPTS HLDG CO        COM              30219G108    47456   850000 SH       DEFINED 01             850000        0        0
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109    23480  1000000 SH       DEFINED 01            1000000        0        0
GENERAL MTRS CO                COM              37045V100   177973  9025000 SH       DEFINED 01            9025000        0        0
GENERAL MTRS CO                *W EXP 07/10/201 37045V118     4950   449089 SH       DEFINED 01             449089        0        0
GENERAL MTRS CO                *W EXP 07/10/201 37045V126     5079   749089 SH       DEFINED 01             749089        0        0
GEN-PROBE INC NEW              COM              36866T103     4110    50000 SH       DEFINED 01              50000        0        0
GOODRICH CORP                  COM              382388106   707468  5575000 SH       DEFINED 01            5575000        0        0
HALLIBURTON CO                 COM              406216101    31229  1100000 SH       DEFINED 01            1100000        0        0
HERTZ GLOBAL HOLDINGS INC      COM              42805T105    25600  2000000 SH       DEFINED 01            2000000        0        0
HOSPIRA INC                    COM              441060100    61215  1750000 SH       DEFINED 01            1750000        0        0
HOSPIRA INC                    COM              441060100     1200   800000 SH  CALL DEFINED 01                  0        0        0
KEARNY FINL CORP               COM              487169104    13324  1375000 SH       DEFINED 01            1375000        0        0
KINDER MORGAN INC DEL          *W EXP 05/25/201 49456B119     5435  2515995 SH       DEFINED 01            2515995        0        0
KNOLOGY INC                    COM              499183804     9835   500000 SH       DEFINED 01             500000        0        0
LINCARE HLDGS INC              COM              532791100     9665   284110 SH       DEFINED 01             284110        0        0
LYONDELLBASELL INDUSTRIES N    SHS - A -        N53745100      725   500000 SH  CALL DEFINED 01                  0        0        0
MEADWESTVACO CORP              COM              583334107    91767  3191900 SH       DEFINED 01            3191900        0        0
MFA FINANCIAL INC              COM              55272X102     8679  1100000 SH       DEFINED 01            1100000        0        0
MOLYCORP INC DEL               COM              608753109      324   200000 SH  CALL DEFINED 01                  0        0        0
RADIAN GROUP INC               COM              750236101      247    75000 SH       DEFINED 01              75000        0        0
SANOFI                         RIGHT 12/31/2020 80105N113     4230  3000000 SH       DEFINED 01            3000000        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103     1270   720000 SH  PUT  DEFINED 01                  0        0   720000
STANLEY BLACK & DECKER INC     COM              854502101    32824   510000 SH       DEFINED 01             510000        0        0
STARWOOD PPTY TR INC           COM              85571B105    17581   825000 SH       DEFINED 01             825000        0        0
SUPERMEDIA INC                 COM              868447103      207    82819 SH       DEFINED 01              82819        0        0
TRANSOCEAN INC                 NOTE 1.500%12/1  893830AW9    24888 25000000 PRN      DEFINED 01                  0        0 25000000
VALERO ENERGY CORP NEW         COM              91913Y100    38285  1585300 SH       DEFINED 01            1585300        0        0
VISTEON CORP                   COM NEW          92839U206    18750   500000 SH       DEFINED 01             500000        0        0
WARNER CHILCOTT PLC IRELAND    SHS A            G94368100    10304   575000 SH       DEFINED 01             575000        0        0
WPX ENERGY INC                 COM              98212B103   101368  6265000 SH       DEFINED 01            6265000        0        0